Fair Value Measurements - Fair Value Measurement Bond Portfolio (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Gross Bond portfolio	$ 13,046,616
Impaired Loans
Gross Bond portfolio	$ 13,046,616	$ 11,482,616